Details of the Statements of Profit or Loss and other Comprehensive Income - Schedule of General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Salaries and related compensation	€ 2,893	€ 1,848	€ 1,797
Professional services	2,486	3,275	2,306
Other	990	940	1,180
Total general and administrative expenses	€ 6,369	€ 6,063	€ 5,283